Investments (excluding Consolidated Investment Entities) - Impaired Loans 4 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Impaired loans, average investment during the period (amortized cost)	$ 55.6	$ 32.7	$ 43.7
Interest income recognized on impaired loans, on an accrual basis	2.9	0.7	1.8
Interest income recognized on impaired loans, on a cash basis	2.9	0.8	1.8
Interest income recognized on troubled debt restructured loans, on an accrual basis	$ 2.4	$ 0.3	$ 0.3